Notes to the Profit or Loss Statement -Revenue Narrative (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 238,278,313	€ 278,267,003	€ 179,611,844
Customer 1
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Percentage of accounts receivable	4700.00%	3500.00%	3600.00%
Customer 2
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Percentage of accounts receivable	1600.00%	1500.00%	1400.00%
Customer 3
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Percentage of accounts receivable	1500.00%	1200.00%	900.00%
Switzerland
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue	€ 25,600,000	€ 28,000,000
United Kingdom
Disclosure Of Analysis Of Revenue Line Item [Line Items]
Revenue			€ 16,000,000